BENEFIT PLANS (Tables)	3 Months Ended
Dec. 31, 2013
BENEFIT PLANS [Abstract]
Schedule of Funded Status
	2013*	2012
Source	Valuation	Valuation
	Report	Report

Association Plan	93.86%	100.75%
*Market value of plan assets reflects any contributions received through September 30, 2013
Schedule of Contributions Paid by the Association
December 31,		September 30,		September 30,
2013		2013		2012
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
12/27/2013	$175,205	12/31/2012	$248,993	12/27/2011	$569,618